TAXATION - RECONCILIATION OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Asset, Net Reconciliation
Net deferred tax liability, Balance at January 1	$ 0
Net deferred tax liability, Balance at December 31	(3,210)	$ 0
Foreign Tax Authority | Indonesia
Deferred Tax Asset, Net Reconciliation
Net deferred tax asset, Balance at January 1	10,393	9,524	$ 0
Recognition of deferred tax assets on previously unrecognized losses	0	4,945	13,920
Utilization of tax losses	(5,307)	(4,076)	(4,396)
Net deferred tax asset, Balance at December 31	5,086	10,393	9,524
Foreign Tax Authority | Jordan
Deferred Tax Asset, Net Reconciliation
Net deferred tax liability, Balance at January 1	(1,146)	0	0
Tax Adjustments, Settlements, and Unusual Provisions	150
(Utilization of tax losses)/recognition of deferred tax asset on tax losses	(409)	(956)
Recognition of deferred liability on fixed asset temporary differences	(1,805)	(2,102)
Net deferred tax liability, Balance at December 31	$ (3,210)	$ (1,146)	$ 0